Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended
	Aug. 31, 2023	Aug. 31, 2023	Aug. 28, 2023	Aug. 21, 2023	Aug. 14, 2023	Sep. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Jan. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	May 31, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	May 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Jan. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Feb. 28, 2026	Feb. 28, 2026	Jan. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Feb. 28, 2026	Apr. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	May 31, 2026	May 31, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	May 31, 2026	Jun. 30, 2026
Madison Aggregate Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,085		$ 10,000			$ 9,866			$ 9,736				$ 10,152			$ 10,507		$ 10,485			$ 10,346				$ 10,449		$ 10,199			$ 10,357				$ 10,481		$ 10,670				$ 10,852			$ 10,981			$ 10,718		$ 10,836				$ 10,663			$ 10,713			$ 10,939			$ 10,938		$ 10,988				$ 10,923			$ 11,113			$ 11,087			$ 11,224			$ 11,345		$ 11,409			$ 11,492			$ 11,484			$ 11,508			$ 11,679			$ 11,476			$ 11,492			$ 11,523			$ 11,570
Madison Covered Call ETF
Account Value [Line Items]
Accumulated Value		$ 10,162		$ 10,000			$ 9,843			$ 9,744		$ 10,218			$ 10,492				$ 10,457			$ 10,582		$ 10,801				$ 10,494			$ 10,650		$ 10,681				$ 10,917		$ 11,057			$ 11,213			$ 11,137				$ 11,379		$ 11,067			$ 11,115			$ 10,906			$ 10,558				$ 10,298		$ 10,876			$ 11,332			$ 11,330			$ 11,629			$ 11,484				$ 11,410			$ 11,499			$ 11,703			$ 11,963			$ 12,032			$ 11,595			$ 12,134			$ 12,162			$ 11,570
Madison Dividend Value ETF
Account Value [Line Items]
Accumulated Value					$ 10,000			$ 9,887			$ 9,498			$ 9,127			$ 9,581			$ 10,092			$ 10,028			$ 10,260			$ 10,693			$ 10,146			$ 10,394			$ 10,235			$ 10,785			$ 11,061			$ 11,161			$ 11,245			$ 11,742			$ 10,980			$ 11,396			$ 11,585			$ 11,373			$ 10,956			$ 11,309			$ 11,561			$ 11,646			$ 12,084			$ 12,169			$ 11,802			$ 12,077			$ 12,049			$ 12,863			$ 13,481			$ 12,916			$ 13,287			$ 12,975	$ 12,892
Madison Short-Term Strategic Income ETF
Account Value [Line Items]
Accumulated Value					10,000						9,947			9,917			10,183			10,396			10,431			10,383			10,459			10,395			10,493			10,571			10,694			10,825			10,921			10,835			10,906			10,883			10,945			11,055			11,084			11,155			11,181			11,297			11,304			11,415			11,468			11,509			11,576			11,614			11,653			11,730			11,629			11,681			11,711	11,740
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,072		$ 10,000		10,000	$ 9,816			$ 9,661		9,843		$ 10,098	9,688		$ 10,485	10,126	$ 10,456		10,514	$ 10,308		10,485		$ 10,404	10,337	$ 10,141		10,432	$ 10,313		10,169		$ 10,410	10,341	$ 10,653		10,439		$ 10,807	10,683		$ 10,951	10,837		$ 10,680	10,982	$ 10,793		10,709		$ 10,616	10,823		$ 10,672	10,645		$ 10,907	10,702		$ 10,911	10,937	$ 10,954		10,941		$ 10,876	10,984		$ 11,043	10,906		$ 11,014	11,074		$ 11,145	11,044		$ 11,267	11,176	$ 11,337		11,298	$ 11,408		11,369	$ 11,391		11,440	$ 11,403		11,423	$ 11,590		11,435	$ 11,386		11,622	$ 11,398		11,417	$ 11,434		11,430	$ 11,461		11,466	11,493
S&P 500 TR
Account Value [Line Items]
Accumulated Value		10,252		10,000	10,000		9,763	10,052		9,558	9,573	10,430		9,372	10,904		10,228		11,087	10,692		11,680	10,872	12,055		11,452		11,563	11,821		12,136	11,338	12,572		11,900		12,725	12,327	13,033		12,477	13,312		12,780	13,191		13,053		13,965	12,934	13,632		13,694	14,012		13,367	13,829		13,740	13,050		13,560		12,962	12,796	13,777		12,709	14,478		13,509	14,803		14,196	15,103		14,515	15,654		14,809		16,021	15,350		16,060	15,709		16,070	15,748		16,303	15,757		16,179	15,986		15,373	15,864		16,986	15,074		17,881	16,656		17,710	17,533	17,366
Cboe S&P 500 BuyWrite Monthly Index
Account Value [Line Items]
Accumulated Value		$ 10,110		$ 10,000			$ 9,840			$ 9,773		$ 10,056			$ 10,252				$ 10,433			$ 10,634		$ 10,869				$ 10,721			$ 10,838		$ 11,030				$ 11,155		$ 11,480			$ 11,641			$ 11,583				$ 12,047		$ 12,315			$ 12,586			$ 12,516			$ 11,934				$ 11,740		$ 11,846			$ 12,160			$ 12,248			$ 12,367			$ 12,590				$ 12,913			$ 13,195			$ 13,412			$ 13,561			$ 13,690			$ 13,289			$ 13,797			$ 14,085			$ 14,269
Russell 1000 Value Total Return Index
Account Value [Line Items]
Accumulated Value					10,000			9,889			9,507			9,172			9,864			10,410			10,421			10,806			11,346			10,861			11,205			11,100			11,667			11,980			12,147			12,013			12,780			11,906			12,457			12,508			12,160			11,790			12,204			12,621			12,693			13,098			13,294			13,352			13,707			13,800			14,430			14,804			14,090			15,239			15,688	16,044
Lipper Equity Income Funds Index
Account Value [Line Items]
Accumulated Value					10,000			$ 9,933			9,551			9,325			9,988			10,452			10,495			10,825			11,272			10,894			11,225			11,231			11,684			12,003			12,147			12,034			12,597			11,927			12,381			12,468			12,128			11,824			12,261			12,692			12,771			13,161			13,348			13,343			13,688			13,741			14,179			14,514			13,767			14,691			14,874	15,102
Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 9,984			$ 9,989			$ 10,162			$ 10,328			$ 10,362			$ 10,293			$ 10,342			$ 10,261			$ 10,358			$ 10,428			$ 10,586			$ 10,694			$ 10,793			$ 10,680			$ 10,727			$ 10,716			$ 10,772			$ 10,878			$ 10,932			$ 11,034			$ 11,008			$ 11,097			$ 11,087			$ 11,206			$ 11,238			$ 11,279			$ 11,342			$ 11,370			$ 11,391			$ 11,479			$ 11,386			$ 11,410			$ 11,421	$ 11,430